Right-of-Use Assets — Operating Leases	6 Months Ended
Sep. 30, 2024
Right-of-Use Assets — Operating Leases [Abstract]
RIGHT-OF-USE ASSETS — OPERATING LEASES

Note 9 — RIGHT-OF-USE ASSETS — OPERATING LEASES

Amounts relating to right-of-use assets on operating lease held by us and the associated accumulated amortization are summarized as follows:

	As of
	March 31, 2024	September 30, 2024	September 30, 2024
	S$	S$	US$
Leasehold buildings	5,937,734	7,125,093	5,553,030
Less: Accumulated amortization	(1,415,210)	(2,206,330)	(1,719,531)
Right-of-use assets – operating leases	4,522,524	4,918,763	3,833,499

Amortization expenses of right-of-use assets — operating leases for the six months ended September 30, 2023 and September 30, 2024 amounted to S$415,364 and S$791,120 (US$616,569), respectively.